18. Financial instruments (Details 5) R$ in Millions	Dec. 31, 2017 BRL (R$)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	R$ (4,560)
Fair value	(4,533)
Cross-currency interest rate swaps
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	(55)
Fair value	(55)
Interest rate swaps
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	19
Fair value	19
Borrowings and financing (fair value)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	(989)
Fair value	(989)
Borrowings and financing and debentures (amortized cost)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	(3,535)
Fair value	R$ (3,508)